UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Fund	November 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.06%
Corporate Revenue Bond – 0.61%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	3,565,000	$3,219,765
		3,219,765
Education Revenue Bonds – 15.99%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	816,791
Series A 4.25% 7/1/47	1,250,000	1,172,900
Series A 4.375% 7/1/52	400,000	375,576
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,275,481
Series A 5.00% 3/1/39	385,000	378,725
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	253,527
Series A 5.00% 7/1/45	1,390,000	1,334,678
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,072,360
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	703,227
Series A 5.00% 11/1/48	2,800,000	2,772,000
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	580,000	604,522
Series A 5.75% 8/1/44	1,190,000	1,243,550
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	760,548
Series A 5.00% 7/1/47	2,290,000	2,205,659
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	593,566
Series A 5.00% 7/1/44	1,770,000	1,785,346
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	888,283
Series A 5.00% 7/1/47	2,300,000	2,163,518

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Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	$484,565
5.50% 8/1/49	2,260,000	2,346,490
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	5,832,112
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,480,449
5.00% 5/1/37	1,250,000	1,322,275
5.00% 5/1/47	250,000	261,510
(Carleton College)
4.00% 3/1/35	1,000,000	1,039,480
4.00% 3/1/36	415,000	429,944
5.00% 3/1/44	2,085,000	2,335,638
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	953,600
(Gustavus Adolphus College) 5.00% 10/1/47	4,850,000	5,241,104
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	909,895
Series A 5.00% 10/1/35	875,000	962,640
Series A 5.00% 10/1/45	2,120,000	2,285,360
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	560,295
Series 8-I 5.00% 10/1/33	250,000	279,333
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	758,889
Series 8-G 5.00% 12/1/32	670,000	757,529
Series 8-N 4.00% 10/1/35	500,000	522,070
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,853,676
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,013,952
Series B 5.00% 10/1/38	1,000,000	1,058,300
Series B 5.00% 10/1/39	170,000	179,794
Series B 5.00% 10/1/40	625,000	660,150
Series B 5.00% 10/1/47	1,060,000	1,113,827
(University of St. Thomas)
Series 8-L 5.00% 4/1/35	1,250,000	1,393,325
Series A 4.00% 10/1/34	400,000	414,912
Series A 4.00% 10/1/36	500,000	514,630
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	514,930

2     NQ-301 [11/18] 1/19 (705903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	1,165,000	$1,111,398
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	2,855,000	2,979,706
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	477,505
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,945,000	1,825,480
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	150,000	148,521
Series A 144A 5.50% 7/1/52 #	735,000	735,963
(Nova Classical Academy Project) Series A
4.125% 9/1/47	1,750,000	1,612,853
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,448,669
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,049,061
Series A 5.00% 9/1/34	2,500,000	2,885,900
Series A 5.00% 4/1/35	3,175,000	3,587,655
Series A 5.00% 4/1/36	2,650,000	2,981,886
Series A 5.00% 4/1/37	1,125,000	1,262,666
Series A 5.00% 9/1/40	1,560,000	1,768,712
Series A 5.00% 9/1/41	1,000,000	1,132,390
		84,889,296
Electric Revenue Bonds – 9.28%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,300,823
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,022,250
5.00% 10/1/29	395,000	443,937
5.00% 10/1/30	500,000	560,445
5.00% 10/1/33	1,205,000	1,344,888
5.00% 10/1/47	2,000,000	2,208,020
Series A 5.00% 10/1/30	1,060,000	1,188,143
Series A 5.00% 10/1/34	750,000	835,327
Series A 5.00% 10/1/35	1,525,000	1,695,159
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/27	540,000	613,888

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Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/28	560,000	$635,928
5.00% 1/1/29	220,000	250,032
5.00% 1/1/30	520,000	581,916
5.00% 1/1/31	200,000	224,916
5.00% 1/1/32	210,000	235,085
5.00% 1/1/35	160,000	177,501
5.00% 1/1/36	180,000	199,175
5.00% 1/1/41	400,000	439,236
Series A 5.00% 1/1/25	125,000	136,915
Series A 5.00% 1/1/26	425,000	463,790
Series A 5.00% 1/1/31	520,000	560,362
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,552,063
Series A 5.00% 12/1/47	2,265,000	2,509,847
Series B 5.00% 12/1/27	295,000	330,427
Series B 5.00% 12/1/28	275,000	306,927
Series B 5.00% 12/1/31	1,365,000	1,518,726
Series B 5.00% 12/1/33	300,000	331,860
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation Series A
6.70% 1/1/25 (NATL)^	5,000,000	4,235,550
Series A 5.00% 1/1/41	1,310,000	1,442,559
Series A 5.00% 1/1/42	1,500,000	1,681,590
Series A 5.00% 1/1/46	2,000,000	2,194,620
Series A 5.00% 1/1/47	3,130,000	3,493,643
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,284,363
Series A 4.00% 10/1/31	885,000	914,940
Series A 4.00% 10/1/33	365,000	373,888
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34	4,000,000	4,409,960
Series A 5.00% 1/1/40	3,935,000	4,295,485
Series A 5.00% 1/1/46	3,000,000	3,265,980
		49,260,164
Healthcare Revenue Bonds – 26.64%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,110,263
5.375% 11/1/34	320,000	332,858

4     NQ-301 [11/18] 1/19 (705903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path
Project)
5.00% 9/1/43	465,000	$483,567
5.00% 9/1/58	3,220,000	3,282,500
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,737,144
4th Tier Series D 7.00% 1/1/37	1,665,000	1,607,091
4th Tier Series D 7.25% 1/1/52	2,500,000	2,438,650
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities
Project) Series A 5.50% 12/1/48	2,350,000	2,312,659
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	463,055
5.00% 6/1/48	1,000,000	1,023,350
5.00% 6/1/53	600,000	610,638
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,125,000	2,147,143
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	550,630
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	281,002
Series A 144A 5.00% 8/1/46 #	2,380,000	2,355,200
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	713,152
Series A 5.00% 4/1/40	705,000	686,021
Series A 5.00% 4/1/48	315,000	301,896
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A
5.00% 2/15/48	1,850,000	1,974,931
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	1,850,000	1,992,265
6.00% 6/15/39	3,570,000	3,875,556
Fergus Falls HealthCare Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,250,350
5.40% 8/1/40	1,000,000	1,000,300

NQ-301 [11/18] 1/19 (705903)     5

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	$515,220
4.00% 4/1/25	660,000	679,061
4.00% 4/1/31	60,000	60,845
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	654,779
5.75% 2/1/44	500,000	503,070
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	900,000	924,120
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	1,999,820
5.00% 5/1/27	1,400,000	1,616,244
5.00% 5/1/29	1,000,000	1,135,290
5.00% 5/1/30	850,000	957,780
5.00% 5/1/31	500,000	560,005
5.00% 5/1/32	500,000	557,620
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,095,900
5.00% 9/1/32	1,000,000	1,092,430
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	2,500,000	2,448,650
Series A 5.00% 11/15/33	500,000	555,290
Series A 5.00% 11/15/34	500,000	552,680
Series A 5.00% 11/15/44	1,000,000	1,076,380
Series A 5.00% 11/15/49	2,975,000	3,222,669
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	506,285
5.25% 11/1/45	1,950,000	1,985,178
5.375% 11/1/50	455,000	464,537
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,801,177
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,187,123
Minnesota Agricultural & Economic Development Board
Revenue
(Essenthia Health Obligated Group)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	5,887,304

6     NQ-301 [11/18] 1/19 (705903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board
Revenue
(Essenthia Health Obligated Group)
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	$5,185,250
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,319,168
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	444,525
Series A 5.00% 11/1/32	330,000	340,283
Series A 5.00% 11/1/42	1,250,000	1,285,687
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,305,893
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,544,844
Series D Remarketing 5.00% 11/15/38	6,405,000	6,621,617
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	326,940
5.00% 7/1/33	650,000	702,019
5.875% 7/1/30	1,850,000	1,948,568
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,376,461
Series A 5.30% 9/1/37	1,200,000	1,282,728
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,360,057
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	933,520
5.00% 9/1/24	575,000	642,419
5.00% 9/1/25	750,000	836,303
5.00% 9/1/26	575,000	637,273
5.00% 9/1/27	405,000	446,966
5.00% 9/1/28	425,000	467,109
5.00% 9/1/29	425,000	465,213
5.00% 9/1/34	730,000	781,355
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	965,000	993,014
Series A 5.00% 5/1/46	3,715,000	4,029,326
Unrefunded Balance 5.125% 5/1/30	740,000	770,481

NQ-301 [11/18] 1/19 (705903)     7

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-1 Unrefunded Balance
5.25% 11/15/29	2,825,000	$2,923,564
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,421,139
Series A 5.00% 11/15/47	1,560,000	1,687,202
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,479,752
Series A 5.00% 7/1/32	3,000,000	3,338,310
Series A 5.00% 7/1/33	1,260,000	1,395,916
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,006,008
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	478,685
Series A 5.375% 5/1/43	500,000	457,800
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,078,171
Series A 5.75% 11/1/39	2,365,000	2,429,352
Series A 6.00% 5/1/47	3,685,000	3,787,554
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	238,913
4.75% 11/1/52	750,000	725,438
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	868,539
4.65% 7/1/26	540,000	552,431
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	507,750
5.125% 12/1/44	1,605,000	1,621,066
5.25% 12/1/49	750,000	762,315
		141,376,602
Housing Revenue Bonds – 0.46%
Minnesota Housing Finance Agency Homeownership
Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,050,000	1,076,807

8     NQ-301 [11/18] 1/19 (705903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	$1,333,671
		2,410,478
Lease Revenue Bonds – 3.01%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,363,100
Series A 5.00% 6/1/43	3,835,000	4,165,424
Series B 5.00% 3/1/28	2,500,000	2,716,325
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,753,645
Series C 5.00% 8/1/35	1,645,000	1,841,446
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities
Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,140,497
		15,980,437
Local General Obligation Bonds – 9.53%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	502,540
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/23	5,990,000	6,011,564
Series A 4.00% 2/1/38	1,500,000	1,529,640
Series A 4.00% 2/1/43	3,500,000	3,535,560
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	981,888
Series A 4.00% 2/1/29	1,800,000	1,911,726
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,209,019
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,137,810
Series A 5.00% 2/1/33	3,585,000	4,064,673
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	169,846
Series A 4.00% 2/1/28	1,250,000	1,315,737
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,240,360

NQ-301 [11/18] 1/19 (705903)     9

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County
Series A 5.00% 12/1/36	940,000	$1,069,353
Series A 5.00% 12/1/37	2,850,000	3,269,777
Series A 5.00% 12/1/38	3,310,000	3,786,177
Series B 5.00% 12/1/30	1,000,000	1,163,520
Series C 5.00% 12/1/28	1,500,000	1,818,945
Series C 5.00% 12/1/30	1,245,000	1,448,582
Series C 5.00% 12/1/37	3,000,000	3,405,360
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement
Program) Series A 4.00% 2/1/43	3,000,000	3,062,100
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,443,265
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,170,599
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,307,318
		50,555,359
Pre-Refunded/Escrowed to Maturity Bonds – 14.15%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project)
Series A 7.00% 11/1/40-19§	1,000,000	1,054,300
Series A 7.00% 11/1/46-19§	1,220,000	1,286,246
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34-19§	2,015,000	2,122,903
Dakota & Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	9,406,890
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	16,233,379
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22§	350,000	384,671
Series 7-Q 5.00% 10/1/24-22§	475,000	522,053
Series 7-Q 5.00% 10/1/27-22§	200,000	219,812
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	2,000,000	2,050,120
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A
7.375% 12/1/41-19§	5,220,000	5,492,014

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	$1,014,250
5.50% 5/1/39-19 (AGC)§	6,000,000	6,088,500
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	12,025,000	12,286,905
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	1,057,402
Series A 5.00% 11/15/30-25§	670,000	778,527
University of Minnesota
Series A 5.25% 12/1/29-20§	1,850,000	1,969,066
Series A 5.50% 7/1/21	12,500,000	13,158,125
		75,125,163
Special Tax Revenue Bonds – 1.50%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,218,550
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	259,510
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	732,762
Series G 5.00% 11/1/31	1,500,000	1,674,750
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,082,500
		7,968,072
State General Obligation Bonds – 11.16%
Minnesota
5.00% 10/1/26	3,395,000	4,020,699
Series A 5.00% 8/1/27	7,590,000	8,800,681
Series A 5.00% 8/1/29	2,500,000	2,883,000
Series A 5.00% 10/1/33	1,000,000	1,168,040
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	4,902,638
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,593,900
Series D 5.00% 8/1/26	6,000,000	7,090,020
Series D 5.00% 8/1/27	2,500,000	2,943,825
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,375,900
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,325,847
Series A 5.00% 8/1/30	4,200,000	4,758,096
Series A 5.00% 8/1/32	3,875,000	4,381,191

NQ-301 [11/18] 1/19 (705903)     11

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A Unrefunded Balance 4.00% 8/1/27	955,000	$1,008,700
		59,252,537
Transportation Revenue Bonds – 3.56%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior
Series A 5.00% 1/1/28	1,250,000	1,287,313
Series C 5.00% 1/1/29	350,000	407,015
Series C 5.00% 1/1/33	850,000	972,400
Series C 5.00% 1/1/36	600,000	678,342
Series C 5.00% 1/1/41	600,000	670,440
Series C 5.00% 1/1/46	1,595,000	1,776,415
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,094,070
Series B 5.00% 1/1/26	575,000	621,236
Series B 5.00% 1/1/27	1,160,000	1,251,489
Series B 5.00% 1/1/28	2,750,000	2,962,630
Series B 5.00% 1/1/29	120,000	129,094
Series B 5.00% 1/1/30	1,675,000	1,799,871
Series B 5.00% 1/1/31	1,750,000	1,878,310
St. Paul Housing & Redevelopment Authority Revenue
(Parking Enterprise) Series A 3.125% 8/1/34	130,000	121,298
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,254,720
		18,904,643
Water & Sewer Revenue Bonds – 3.17%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,026,577
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,533,944
Series B 5.00% 9/1/25	2,000,000	2,199,960
Series C 4.00% 3/1/31	3,120,000	3,343,361
Series C 4.00% 3/1/32	3,225,000	3,431,690
Series E 5.00% 9/1/23	2,000,000	2,206,780
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,104,420
		16,846,732
Total Municipal Bonds (cost $521,273,784)		525,789,248

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(Unaudited)

Total Value of Securities – 99.06%
(cost $521,273,784)	$525,789,248
Receivables and Other Assets Net of Liabilities – 0.94%	4,984,019
Net Assets Applicable to 44,270,499 Shares Outstanding – 100.00%	$530,773,267

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2018, the aggregate value of Rule 144A securities was $9,720,157, which represents 1.83% of the Fund’s net assets.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes.

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Notes
Delaware Tax-Free Minnesota Fund	November 30, 2018 (Unaudited)

1. Significant Accounting Policies

Voyageur Tax-Free Funds (Trust) – Delaware Tax-Free Minnesota Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at the fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$525,789,248

During the period ended Nov. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

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(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2018, that would require recognition or disclosure on the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: